Commitments and Contingencies - Schedule of Future Minimum Payments for Operating Leases (Details)	Dec. 31, 2016 USD ($)
2017	$ 1,048,246
2018	576,618
2019	576,618
2020	864,927
Total	3,066,409
Donation [Member]
2017	576,618
2018	576,618
2019	576,618
2020	864,927
Total	2,594,781
Office Rental [Member]
2017	471,628
2018
2019
2020
Total	$ 471,628